Equity - Summary of Foreign Currency Translation Differences Attributable to Shareholders (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Foreign Currency Translation Reserves [Line Items]
TOTAL	$ (5,190,194)	$ (4,308,296)	$ (2,283,155)
Empresa Distribuidora Sur S.A. (Distribution) [Member]
Disclosure Of Foreign Currency Translation Reserves [Line Items]
TOTAL	(807,898)	(715,165)	(548,877)
Compania Distribuidora y Comercializadora de Energia S.A. [Member]
Disclosure Of Foreign Currency Translation Reserves [Line Items]
TOTAL	7,284	87,339	111,815
Enel Distribucion Peru S.A. [Member]
Disclosure Of Foreign Currency Translation Reserves [Line Items]
TOTAL	(71,619)	(7,279)	50,466
Dock Sud [Member]
Disclosure Of Foreign Currency Translation Reserves [Line Items]
TOTAL	(140,018)	(122,728)	(93,738)
Enel Brasil S A
Disclosure Of Foreign Currency Translation Reserves [Line Items]
TOTAL	(3,299,765)	(2,924,373)	(1,430,604)
Enel Generacin Costanera S.A. [Member]
Disclosure Of Foreign Currency Translation Reserves [Line Items]
TOTAL	(149,360)	(124,781)	(88,477)
Emgesa SA E.S.P. [Member]
Disclosure Of Foreign Currency Translation Reserves [Line Items]
TOTAL	(195,058)	(74,309)	(38,296)
Enel Generacion El Chocon S.A. [Member]
Disclosure Of Foreign Currency Translation Reserves [Line Items]
TOTAL	(414,358)	(377,364)	(318,303)
Enel Peru S.A.C.
Disclosure Of Foreign Currency Translation Reserves [Line Items]
TOTAL	200,693	190,007	190,030
Generandes Peru S.A. [Member]
Disclosure Of Foreign Currency Translation Reserves [Line Items]
TOTAL	(241,258)	(168,547)	(94,082)
Enel Generacion Piura S.A. [Member]
Disclosure Of Foreign Currency Translation Reserves [Line Items]
TOTAL	(16,933)	(4,854)	7,583
Enel Green Power Brasil Participacoes Ltda [Member]
Disclosure Of Foreign Currency Translation Reserves [Line Items]
TOTAL	54,671
Enel Green Power Colombia [Member]
Disclosure Of Foreign Currency Translation Reserves [Line Items]
TOTAL	(26,341)
Other Companies [Member]
Disclosure Of Foreign Currency Translation Reserves [Line Items]
TOTAL	$ (90,234)	$ (66,242)	$ (30,672)